UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3835

Value Line Centurion Fund, Inc.
-------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 9/30/06 is included with this Form.

Value Line Centurion Fund, Inc.

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

September 30, 2006 (Unaudited)

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS  --  97.5%
--------------------------------------------------------------------------------
Aerospace/Defense  -- 1.0%
      33,000     Lockheed Martin Corp.                              $  2,839,980
--------------------------------------------------------------------------------
Air Transport  -- 3.1%
     107,000     Continental Airlines, Inc. Class B*                   3,029,170
     383,000     Midwest Air Group, Inc. *                             3,018,040
     155,000     Southwest Airlines Co.                                2,582,300
                                                                    ------------
                                                                       8,629,510
--------------------------------------------------------------------------------
Apparel  -- 1.0%
      56,000     Guess?, Inc. *                                        2,717,680
--------------------------------------------------------------------------------
Bank  -- 2.0%
      60,000     JPMorgan Chase & Co.                                  2,817,600
      93,000     Synovus Financial Corp.                               2,731,410
                                                                    ------------
                                                                       5,549,010
--------------------------------------------------------------------------------
Bank - Midwest  -- 1.0%
      53,000     Hancock Holding Co.                                   2,838,150
--------------------------------------------------------------------------------
Beverage - Soft Drink  -- 0.7%
      59,000     Hansen Natural Corp. *                                1,916,320
--------------------------------------------------------------------------------
Biotechnology  -- 1.0%
      40,000     Amgen, Inc. *                                         2,861,200
--------------------------------------------------------------------------------
Cable TV  -- 2.1%
      66,000     Comcast Corp. Class A*                                2,429,460
     175,000     DIRECTV Group, Inc. (The) *                           3,444,000
                                                                    ------------
                                                                       5,873,460
--------------------------------------------------------------------------------
Chemical - Specialty  -- 2.0%
     186,000     Hercules, Inc. *                                      2,933,220
      50,000     Sherwin-Williams Co. (The)                            2,789,000
                                                                    ------------
                                                                       5,722,220
--------------------------------------------------------------------------------
Computer & Peripherals  -- 1.2%
      90,000     Hewlett-Packard Co.                                   3,302,100
--------------------------------------------------------------------------------
Computer Software & Services  -- 7.8%
     109,000     BMC Software, Inc. *                                  2,966,980
      46,000     Cognizant Technology Solutions Corp. Class A *        3,406,760
      61,000     Infosys Technologies Ltd. ADR                         2,911,530
     140,000     Jack Henry & Associates, Inc.                         3,047,800
     156,000     Oracle Corp. *                                        2,767,440
      88,000     Paychex, Inc.                                         3,242,800
      63,000     SEI Investments Co.                                   3,539,970
                                                                    ------------
                                                                      21,883,280
--------------------------------------------------------------------------------
Diversified Companies  -- 4.0%
      63,000     Acuity Brands, Inc.                                   2,860,200
      69,000     Honeywell International, Inc.                         2,822,100
     123,000     Kadant, Inc. *                                        3,020,880
      58,000     McDermott International, Inc. *                       2,424,400
                                                                    ------------
                                                                      11,127,580
--------------------------------------------------------------------------------
Drug  -- 4.5%
      38,000     Covance, Inc. *                                    $  2,522,440
     120,000     Immucor, Inc. *                                       2,689,200
      82,000     LifeCell Corp. *                                      2,642,040
      73,000     PAREXEL International Corp. *                         2,415,570
     104,000     Schering-Plough Corp.                                 2,297,360
                                                                    ------------
                                                                      12,566,610
--------------------------------------------------------------------------------
E-Commerce  -- 1.3%
      72,000     Akamai Technologies, Inc. *                           3,599,280
--------------------------------------------------------------------------------
Electrical Equipment  -- 4.0%
      80,000     Belden CDT, Inc.                                      3,058,400
      56,000     Garmin Ltd.                                           2,731,680
      82,000     General Cable Corp. *                                 3,133,220
      48,000     Trimble Navigation Ltd. *                             2,259,840
                                                                    ------------
                                                                      11,183,140
--------------------------------------------------------------------------------
Electrical Utility - Central  -- 0.9%
      43,000     TXU Corp.                                             2,688,360
--------------------------------------------------------------------------------
Electrical Utility - East  -- 0.8%
      53,000     Allegheny Energy, Inc. *                              2,129,010
--------------------------------------------------------------------------------
Electronics  -- 4.4%
     129,000     Benchmark Electronics, Inc. *                         3,467,520
     290,000     KEMET Corp. *                                         2,340,300
      85,000     Molex, Inc.                                           3,312,450
     110,000     Technitrol, Inc.                                      3,283,500
                                                                    ------------
                                                                      12,403,770
--------------------------------------------------------------------------------
Entertainment  -- 1.1%
     100,000     Walt Disney Co. (The)                                 3,091,000
--------------------------------------------------------------------------------
Financial Services - Diversified  -- 1.0%
      82,000     CNA Financial Corp. *                                 2,953,640
--------------------------------------------------------------------------------
Food Processing  -- 1.0%
      71,000     Archer-Daniels-Midland Co.                            2,689,480
--------------------------------------------------------------------------------
Furniture/Home Furnishings  -- 2.2%
     150,000     Kimball International, Inc. Class B                   2,895,000
     200,000     Tempur-Pedic International, Inc. *                    3,434,000
                                                                    ------------
                                                                       6,329,000
--------------------------------------------------------------------------------
Health Care Information Systems  -- 0.9%
     225,000     Emdeon Corp. *                                        2,634,750
--------------------------------------------------------------------------------
Human Resources  -- 1.0%
     100,000     Kelly Services, Inc. Class A                          2,741,000
--------------------------------------------------------------------------------
Industrial Services  -- 3.1%
      78,000     Amdocs Ltd. *                                         3,088,800
     176,000     Quanta Services, Inc. *                               2,967,360
     175,000     TeleTech Holdings, Inc. *                             2,735,250
                                                                    ------------
                                                                       8,791,410

Value Line Centurion Fund, Inc.

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

September 30, 2006 (Unaudited)

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
Information Services  -- 2.3%
     200,000     Gartner, Inc. *                                    $  3,518,000
      71,000     Thomson Corp. (The)                                   2,861,300
                                                                    ------------
                                                                       6,379,300
--------------------------------------------------------------------------------
Machinery  -- 1.9%
      80,000     Gardner Denver, Inc. *                                2,646,400
      60,000     Manitowoc Company, Inc. (The)                         2,687,400
                                                                    ------------
                                                                       5,333,800
--------------------------------------------------------------------------------
Medical Services  -- 0.9%
      37,000     Humana, Inc. *                                        2,445,330
--------------------------------------------------------------------------------
Medical Supplies  -- 2.7%
      60,000     Digene Corp. *                                        2,589,000
      70,000     Illumina, Inc. *                                      2,312,800
      57,000     Stryker Corp.                                         2,826,630
                                                                    ------------
                                                                       7,728,430
--------------------------------------------------------------------------------
Metals & Mining Diversified  -- 2.5%
      56,000     Alcan, Inc.                                           2,232,720
      36,000     Allegheny Technologies, Inc.                          2,238,840
     100,000     Brush Engineered Materials, Inc. *                    2,487,000
                                                                    ------------
                                                                       6,958,560
--------------------------------------------------------------------------------
Natural Gas - Distribution  -- 0.9%
     100,000     Southern Union Co.                                    2,641,000
--------------------------------------------------------------------------------
Natural Gas - Diversified  -- 0.9%
     185,000     El Paso Corp.                                         2,523,400
--------------------------------------------------------------------------------
Newspaper  -- 1.0%
     137,000     News Corp. Class B                                    2,827,680
--------------------------------------------------------------------------------
Office Equipment & Supplies  -- 0.9%
     164,000     Xerox Corp. *                                         2,551,840
--------------------------------------------------------------------------------
Oilfield Services/Equipment  -- 2.5%
      26,000     Core Laboratories N.V. *                              1,658,800
     165,000     Global Industries Ltd. *                              2,567,400
     120,000     TETRA Technologies, Inc. *                            2,899,200
                                                                    ------------
                                                                       7,125,400
--------------------------------------------------------------------------------
Petroleum - Producing  -- 0.9%
      58,000     Noble Energy, Inc.                                    2,644,220
--------------------------------------------------------------------------------
Pharmacy Services  -- 0.9%
      56,000     Walgreen Co.                                          2,485,840
--------------------------------------------------------------------------------
Precious Metals  -- 1.0%
      90,000     Agnico-Eagle Mines Ltd.                               2,801,700
--------------------------------------------------------------------------------
Precision Instrument  -- 2.7%
     108,000     II-VI, Inc. *                                         2,691,360
     140,000     Newport Corp. *                                       2,282,000
     127,000     Veeco Instruments, Inc. *                             2,559,050
                                                                    ------------
                                                                       7,532,410
--------------------------------------------------------------------------------
Recreation  -- 1.0%
      44,000     Harley-Davidson, Inc.                              $  2,761,000
--------------------------------------------------------------------------------
Retail - Special Lines  -- 7.4%
      68,000     American Eagle Outfitters, Inc.                       2,980,440
      70,000     AnnTaylor Stores Corp. *                              2,930,200
     110,000     bebe stores, inc.                                     2,725,800
     100,000     Christopher & Banks Corp.                             2,948,000
      86,000     Gymboree Corp. (The) *                                3,627,480
      90,000     NBTY, Inc. *                                          2,634,300
      93,000     Sotheby's                                             2,998,320
                                                                    ------------
                                                                      20,844,540
--------------------------------------------------------------------------------
Retail Store  -- 4.1%
     147,000     Big Lots, Inc. *                                      2,912,070
      85,000     Dillard's, Inc. Class A                               2,782,050
      44,500     J.C. Penney Company, Inc.                             3,043,355
      42,000     Kohl's Corp. *                                        2,726,640
                                                                    ------------
                                                                      11,464,115
--------------------------------------------------------------------------------
Securities Brokerage  -- 1.2%
      46,000     Morgan Stanley                                        3,353,860
--------------------------------------------------------------------------------
Semiconductor  -- 1.5%
     165,000     Integrated Device Technology, Inc. *                  2,649,900
     300,000     TriQuint Semiconductor, Inc. *                        1,560,000
                                                                    ------------
                                                                       4,209,900
--------------------------------------------------------------------------------
Semiconductor - Equipment  -- 0.9%
      84,000     ATMI, Inc. *                                          2,441,880
--------------------------------------------------------------------------------
Shoe  -- 1.1%
      76,000     Steven Madden Ltd.                                    2,982,240
--------------------------------------------------------------------------------
Telecommunication Services  -- 3.1%
     100,000     AT&T, Inc.                                            3,256,000
      57,000     BT Group PLC ADR                                      2,882,490
     300,000     Qwest Communications International, Inc. *            2,616,000
                                                                    ------------
                                                                       8,754,490
--------------------------------------------------------------------------------
Telecommunications Equipment  -- 1.0%
     140,000     Nokia Oyj ADR                                         2,756,600
--------------------------------------------------------------------------------
Wireless Networking  -- 1.1%
      29,000     Research In Motion Ltd. *                             2,977,140

Value Line Centurion Fund, Inc.

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

September 30, 2006 (Unaudited)

                      Total Common Stock And Total Investment
                         Securities  -- 97.5%
                         (Cost $260,020,311)                        $273,585,615
================================================================================
   Principal
    Amount                                                              Value
--------------------------------------------------------------------------------

$  2,100,000     With Morgan Stanley & Co., 4.90%,
                   dated 9/29/06, due 10/2/06,
                   delivery value $2,100,858
                   (collateralized by $2,110,000 U.S.
                   Treasury Notes 6.125%, due
                   8/15/07, with a value of
                   $2,146,244)                                      $  2,100,000
   4,100,000     With UBS Securities, LLC, 4.95%,
                   dated 9/29/06, due 10/2/06,
                   delivery value $4,101,691
                   (collateralized by $3,583,000 U.S.
                   Treasury Notes 6.25%, due 8/15/23,
                   with a value of $4,189,262)                         4,100,000
--------------------------------------------------------------------------------
                 Total Repurchase Agreements
                   (Cost $6,200,000)                                   6,200,000
--------------------------------------------------------------------------------
Cash And Other Assets In Excess Of Liabilities  --(0.3%)                 735,328
--------------------------------------------------------------------------------
Net Assets  --100.0%                                                $280,520,943
--------------------------------------------------------------------------------
Net Asset Value Per Outstanding Share
   ($280,520,943 / 15,800,300 shares outstanding)                   $      17.75
--------------------------------------------------------------------------------

*     Non-income producing.
(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR   American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of September 30, 2006 was as follows:
                                                               Total Net
                                                               Unrealized
Total Cost           Appreciation         Depreciation         Appreciation
--------------------------------------------------------------------------------
$266,220,311         $21,216,895          $(7,651,591)         $13,565,304

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:      /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    November 27, 2006
         --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -----------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -----------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    November 27, 2006
         --------------------------------